Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (652)	$ 1,679	$ 1,343
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(94)	(825)	(642)
Realized and unrealized gains (losses) on derivatives	9	(10)	(3)
Realized and unrealized losses on marketable securities	(1)	0	(7)
Pension and postretirement plans	(1)	(10)	(5)
Other comprehensive loss	(87)	(845)	(657)
Total Comprehensive income (loss)	(739)	834	686
Comprehensive income attributable to noncontrolling interests	225	91	126
Comprehensive income (loss) attributable to Johnson Controls	$ (964)	$ 743	$ 560